N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Life Insurance Co
Entity Central Index Key	0002047976
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Are There Ongoing Fees and Expenses?” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge[1]	1.45%	1.45%

1.    The minimum and maximum fee reflect an annualized percentage of the GWB.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $0	HIGHEST ANNUAL COST: $1,372
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge[1]	1.45%	1.45%
1. The minimum and maximum fee reflect an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	1.45%
Optional Benefits Maximum [Percent]	1.45%
Optional Benefits Footnotes [Text Block]	The minimum and maximum fee reflect an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $0	HIGHEST ANNUAL COST: $1,372
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	$ 1,372
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
+Income (Single)	1.45%	GWB
+Income (Joint)	1.45%	GWB

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge	Charge Basis
+Income (Single)	1.45%	GWB
+Income (Joint)	1.45%	GWB

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
The current rates available with the +Income GMWB and +Income GMWB with Joint Option add-on benefits are:

+Income GMWB
Attained Age	GAWA% in Deferral Years 0-3	GAWA% in Deferral Years 3-6	GAWA% in Deferral Years 6-9	GAWA% in Deferral Years 9+
50-59	4.55%	5.05%	5.55%	6.05%
60-64	5.55%	5.80%	6.05%	6.55%
65-69	6.05%	6.55%	7.30%	7.80%
70-74	6.30%	6.80%	7.55%	8.05%
75-79	6.55%	7.05%	7.80%	8.30%
80+	7.05%	7.55%	8.30%	8.55%

+Income GMWB with Joint Option
Attained Age	GAWA% in Deferral Years 0-3	GAWA% in Deferral Years 3-6	GAWA% in Deferral Years 6-9	GAWA% in Deferral Years 9+
50-59	4.05%	4.55%	5.05%	5.55%
60-64	5.05%	5.30%	5.55%	6.05%
65-69	5.55%	6.05%	6.80%	7.30%
70-74	5.80%	6.30%	7.05%	7.55%
75-79	6.05%	6.55%	7.30%	7.80%
80+	6.55%	7.05%	7.80%	8.05%

In order for you to receive the charges and rates disclosed in this Supplement, your application or benefit election form must be signed on or after the date referenced above. We must receive your application in Good Order within 14 calendar days from the date you sign your application, and your initial Premium Payment must be received within 14 calendar days (60 calendar days for 1035 exchanges, direct transfers, or direct rollovers) from the date you sign your application. If you are electing a benefit after your Contract has already been issued, we must receive your benefit election form in Good Order within 14 calendar days from the date you sign your benefit election form, and at most thirty (30) calendar days before your Contract Anniversary and no later than 4:00pm Eastern Time on your Contract Anniversary. Once your Contract is issued with the add-on benefit (or the benefit is added to your Contract post-issue), the rates disclosed in this Supplement will not change as long as the add-on benefit is effective, however the charges will be subject to any charge increase provisions outlined in your Contract. For add-on benefits with set term lengths that must be re-elected for subsequent terms, each re-election will be considered a new election of the add-on benefit, and will be subject to the charges and rates disclosed in the Supplement in effect at the time of the re-election.

Subject to meeting the timing requirements stated above, on the Issue Date, if the current rates have changed since the date you signed your application, the following will apply:
•If the GAWA percentages increased, you will receive the higher percentages in effect on the issue date.
•If the Annual Charge decreased, you will receive the lower charge in effect on your issue date.
However, if any of the rates associated with your election(s) decreased, or the Annual Charge(s) associated with your election(s) increased, you will receive all of the rates and Annual Charges associated with your election(s) that were in effect on the date you signed your application.

If the necessary paperwork and initial Premium Payment are not received within the timelines referenced above, you will receive the applicable charges and rates in effect as of the Contract's Issue Date.

If your application or benefit election form was signed prior to the application or benefit election form date shown above, please refer to your Contract for the charges and rates applicable to your add-on benefits, or contact our Customer Care Center.

All Rate Sheet Prospectus Supplements are available by contacting our Customer Care Center at 1-800-644-4565, and are also available at www.jackson.com/product-literature-11.html.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option [Line Items]
Index-Linked Options Available [Table Text Block]

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Floor	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Floor	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Income GWB (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	+Income (Single)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Name of Benefit [Text Block]	+Income (Single)
Income GWB (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	+Income (Joint)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Name of Benefit [Text Block]	+Income (Joint)
Income GMWB [Member]
Item 10. Benefits Available [Line Items]
Benefits Description [Table Text Block]

+Income GMWB
Attained Age	GAWA% in Deferral Years 0-3	GAWA% in Deferral Years 3-6	GAWA% in Deferral Years 6-9	GAWA% in Deferral Years 9+
50-59	4.55%	5.05%	5.55%	6.05%
60-64	5.55%	5.80%	6.05%	6.55%
65-69	6.05%	6.55%	7.30%	7.80%
70-74	6.30%	6.80%	7.55%	8.05%
75-79	6.55%	7.05%	7.80%	8.30%
80+	7.05%	7.55%	8.30%	8.55%

Income GMWB With Joint Option [Member]
Item 10. Benefits Available [Line Items]
Benefits Description [Table Text Block]

+Income GMWB with Joint Option
Attained Age	GAWA% in Deferral Years 0-3	GAWA% in Deferral Years 3-6	GAWA% in Deferral Years 6-9	GAWA% in Deferral Years 9+
50-59	4.05%	4.55%	5.05%	5.55%
60-64	5.05%	5.30%	5.55%	6.05%
65-69	5.55%	6.05%	6.80%	7.30%
70-74	5.80%	6.30%	7.05%	7.55%
75-79	6.05%	6.55%	7.30%	7.80%
80+	6.55%	7.05%	7.80%	8.05%

S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Floor
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 20% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 100% Buffer, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Floor, 1.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 20% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 100% Buffer, 1.5% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 20% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 100% Buffer, 2.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 100% Buffer, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Floor, 1.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 10% Buffer, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 10% Buffer, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 10% Buffer, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%